Short-term Bank Deposits and Restricted Deposits	12 Months Ended
Dec. 31, 2020
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Short-term Bank Deposits, Restricted Deposits and Other Financial Assets Measured at Amortised Costs
24.	SHORT-TERM BANK DEPOSITS AND RESTRICTED DEPOSITS

	2019	2020
Short-term bank deposits	—	6,900
Restricted deposits	3,716	5,089

	3,716	11,989